Financial instruments - fair values and risk management - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about financial instruments
Financial assets, Carrying amount	€ 149,716	€ 136,521
Impairment loss allowance	€ 149,716	136,521
Percentage of sales in functional currency	71.00%
Contract assets
Disclosure of detailed information about financial instruments
Contract assets Gross Carrying Amount	€ 94,700	61,200
Contract assets | Accumulated impairment [member]
Disclosure of detailed information about financial instruments
Financial assets, Carrying amount	(1,100)	(400)
Impairment loss allowance	(1,100)	(400)
Facility B | Senior Facilities Agreement [Member] | Stated Interest Of At least Zero Percent Or If Less Than Zero Percent Then Interest Rate Spread Of Three Point Five Percentage Points [Member]
Disclosure of detailed information about financial instruments
Estimated interest expense for the forthcoming year	1,800
RCF
Disclosure of detailed information about financial instruments
Undrawn borrowing facilities		220,000	€ 220,000
Future annual interest expense		€ 1,840	€ 1,840
RCF | Senior Facilities Agreement [Member]
Disclosure of detailed information about financial instruments
Line of credit maximum borrowing capacity	€ 220,000
Less Than or Equal to Three | RCF
Disclosure of detailed information about financial instruments
Leverage ratio	3	3	3
Not Designated As Cash Flow Hedging Instruments [Member] | Forward contract [member] | Currency risk [member] | US Dollars
Disclosure of detailed information about financial instruments
Foreign currency exposure net liability asset	€ 543,500	€ 614,000
Not Designated As Cash Flow Hedging Instruments [Member] | Forward contract [member] | Currency risk [member] | Great Britain Pounds
Disclosure of detailed information about financial instruments
Foreign currency exposure net liability asset	€ 143,000	€ 109,000
No Customer
Disclosure of detailed information about financial instruments
Concentration of revenue percentage	10.00%	10.00%	10.00%